Life, Accident and Health Reserves - By Product Line (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total life, accident and health reserves	$ 4,567.1	$ 4,562.1
Long-term care insurance reserves
Liability for Claims and Claims Adjustment Expense [Line Items]
Total life, accident and health reserves	4,201.6	4,142.5
Traditional life insurance reserves
Liability for Claims and Claims Adjustment Expense [Line Items]
Total life, accident and health reserves	173.4	196.8
Other accident and health insurance reserves
Liability for Claims and Claims Adjustment Expense [Line Items]
Total life, accident and health reserves	$ 192.1	$ 222.8